UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05848
                                                     ---------

                           The Gabelli Value Fund Inc.
           ----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
           ----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
           ----------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2008
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                           THE GABELLI VALUE FUND INC.

                              FIRST QUARTER REPORT
                                 MARCH 31, 2008

TO OUR SHAREHOLDERS,

      During the first quarter of 2008, The Gabelli Value Fund (the "Fund") declined 13.05%, while the Standard & Poor's ("S&P") 500 Index was down 9.44% and the Dow Jones Industrial Average slipped 6.92%.

      Enclosed is the investment portfolio as of March 31, 2008.

COMPARATIVE RESULTS

--------------------------------------------------------------------------------
                AVERAGE ANNUAL RETURNS THROUGH MARCH 31, 2008 (a)
                -------------------------------------------------

                                                                                                                   Since
                                                                                                                 Inception
                                          Quarter      1 Year      3 Year     5 Year     10 Year     15 Year     (9/29/89)
                                          -------      ------      ------     ------     -------     -------     ---------
GABELLI VALUE FUND CLASS A ............   (13.05)%    (11.48)%      4.13%     11.42%      6.62%      11.98%       11.52%
                                          (18.05)(b)  (16.57)(b)    2.09(b)   10.11(b)    5.99(b)    11.53(b)     11.17(b)
S&P 500 Index .........................    (9.44)      (5.08)       5.84      11.32       3.50        9.45         9.77
Dow Jones Industrial Average ..........    (6.92)       1.57        7.75      11.46       5.51       11.23        11.16
Nasdaq Composite Index ................   (14.07)      (5.89)       4.46      11.19       2.19        8.29         8.87
Class B ...............................   (13.20)     (12.14)       3.37      10.60       5.98       11.52        11.16
                                          (17.54)(c)  (16.53)(c)    2.43(c)   10.33(c)    5.98       11.52        11.16
Class C ...............................   (13.24)     (12.08)       3.35      10.59       6.00       11.54        11.17
                                          (14.11)(d)  (12.96)(d)    3.35      10.59       6.00       11.54        11.17
Class I ...............................   (12.99)     (11.42)       4.15      11.43       6.63       11.98        11.53

IN THE CURRENT PROSPECTUS, THE EXPENSE RATIOS FOR CLASS A, B, C, AND I SHARES ARE 1.41%, 2.16%, 2.16%, AND 1.16%, RESPECTIVELY. CLASS I SHARES HAVE NO SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

      THE CLASS A SHARE NET ASSET VALUES ("NAV") PER SHARE ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS B SHARES AND CLASS C SHARES ON MARCH 15, 2000 AND THE CLASS I SHARES ON JANUARY 11, 2008. THE ACTUAL PERFORMANCE OF THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE ACTUAL PERFORMANCE OF THE CLASS I SHARES WOULD HAVE BEEN HIGHER DUE TO LOWER EXPENSES RELATED TO THIS CLASS OF SHARES. THE S&P 500 INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.

(b)   THE MAXIMUM SALES CHARGE ON CLASS A SHARES IS 5.75%.

(c) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, ONE YEAR, THREE YEAR, AND FIVE YEAR PERIODS OF 5%, 5%, 3%, AND 2%, RESPECTIVELY, OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.

(d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

THE GABELLI VALUE FUND INC.
SCHEDULE OF INVESTMENTS -- MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      MARKET
    SHARES                                                             VALUE
-------------                                                     -------------
                COMMON STOCKS -- 100.0%
                AEROSPACE -- 1.2%
        1,000   Lockheed Martin Corp. .........................   $      99,300
    1,000,000   Rolls-Royce Group plc+ ........................       7,998,095
   89,600,000   Rolls-Royce Group plc, Cl. B ..................         177,824
                                                                  -------------
                                                                      8,275,219
                                                                  -------------

                AGRICULTURE -- 1.0%
      150,000   Archer-Daniels-Midland Co. ....................       6,174,000
        7,000   The Mosaic Co.+ ...............................         718,200
                                                                  -------------
                                                                      6,892,200
                                                                  -------------

                AUTOMOTIVE -- 0.1%
       11,000   Navistar International Corp.+ .................         661,650
                                                                  -------------

                AUTOMOTIVE: PARTS AND ACCESSORIES -- 1.5%
        2,000   BERU AG .......................................         234,130
       38,000   China Yuchai International Ltd. ...............         318,440
      250,000   Genuine Parts Co. .............................      10,055,000
       20,000   Proliance International Inc.+ .................          36,400
                                                                  -------------
                                                                     10,643,970
                                                                  -------------

                AVIATION: PARTS AND SERVICES -- 0.9%
       43,000   Curtiss-Wright Corp. ..........................       1,783,640
      340,000   GenCorp Inc.+ .................................       3,498,600
      281,800   The Fairchild Corp., Cl. A+ ...................         642,504
                                                                  -------------
                                                                      5,924,744
                                                                  -------------

                BROADCASTING -- 4.1%
    1,102,000   CBS Corp., Cl. A ..............................      24,354,200
      150,000   Gray Television Inc. ..........................         853,500
      187,000   Liberty Media Corp. - Capital, Cl. A+ .........       2,943,380
                                                                  -------------
                                                                     28,151,080
                                                                  -------------

                BUSINESS SERVICES -- 1.0%
        9,000   Akamai Technologies Inc.+ .....................         253,440
       26,000   ChoicePoint Inc.+ .............................       1,237,600
      129,000   Intermec Inc.+ ................................       2,862,510
       35,700   Nashua Corp.+ .................................         392,343
       30,000   The Brink's Co. ...............................       2,015,400
                                                                  -------------
                                                                      6,761,293
                                                                  -------------

                CABLE AND SATELLITE -- 10.4%
      130,000   Adelphia Communications Corp., Cl. A+ (a) .....               0
      130,000   Adelphia Communications Corp., Cl. A,
                   Escrow+ (a) ................................               0
      130,000   Adelphia Recovery Trust+ (a) ..................               0
    1,735,000   Cablevision Systems Corp., Cl. A+ .............      37,181,050
       42,000   Comcast Corp., Cl. A, Special+ ................         796,740
      150,000   DISH Network Corp., Cl. A+ ....................       4,309,500
       30,000   EchoStar Corp., Cl. A+ ........................         886,200
      240,000   Liberty Global Inc., Cl. A+ ...................       8,179,200
      375,000   Rogers Communications Inc., Cl. B .............      13,470,000
      285,000   The DIRECTV Group Inc.+ .......................       7,065,150
                                                                  -------------
                                                                     71,887,840
                                                                  -------------

                                                                      MARKET
    SHARES                                                             VALUE
-------------                                                     -------------
                COMMUNICATIONS EQUIPMENT -- 1.7%
       70,000   Alcatel-Lucent, ADR ...........................   $     403,200
      407,000   Corning Inc. ..................................       9,784,280
       30,000   Motorola Inc. .................................         279,000
      170,000   Nortel Networks Corp.+ ........................       1,137,300
                                                                  -------------
                                                                     11,603,780
                                                                  -------------

                COMPUTER SOFTWARE AND SERVICES -- 0.5%
        8,000   Alibaba.com Ltd.+ .............................          16,570
       60,000   Metavante Technologies Inc.+ ..................       1,199,400
       88,000   Yahoo! Inc.+ ..................................       2,545,840
                                                                  -------------
                                                                      3,761,810
                                                                  -------------

                CONSUMER PRODUCTS -- 4.8%
       75,000   Energizer Holdings Inc.+ ......................       6,786,000
          500   Givaudan SA ...................................         494,663
      125,000   Hartmarx Corp.+ ...............................         365,000
        3,000   National Presto Industries Inc. ...............         157,200
      146,000   Pactiv Corp.+ .................................       3,826,660
    1,000,000   Swedish Match AB ..............................      21,794,559
        3,000   Wolverine World Wide Inc. .....................          87,030
                                                                  -------------
                                                                     33,511,112
                                                                  -------------
                CONSUMER SERVICES -- 1.3%
       62,000   IAC/InterActiveCorp+ ..........................       1,287,120
      300,000   Liberty Media Corp. - Interactive, Cl. A+ .....       4,842,000
      180,000   Rollins Inc. ..................................       3,184,200
                                                                  -------------
                                                                      9,313,320
                                                                  -------------

                DIVERSIFIED INDUSTRIAL -- 5.7%
       44,000   Ampco-Pittsburgh Corp. ........................       1,891,560
       24,000   Cooper Industries Ltd., Cl. A .................         963,600
      182,000   Crane Co. .....................................       7,343,700
       60,000   Griffon Corp.+ ................................         516,000
      313,000   Honeywell International Inc. ..................      17,659,460
      121,000   ITT Corp. .....................................       6,269,010
      217,000   Katy Industries Inc.+ .........................         336,350
        1,000   Pentair Inc. ..................................          31,900
       96,000   Tyco International Ltd. .......................       4,228,800
                                                                  -------------
                                                                     39,240,380
                                                                  -------------

                ELECTRONICS -- 2.6%
      200,000   LSI Corp.+ ....................................         990,000
      217,000   Texas Instruments Inc. ........................       6,134,590
        4,000   Thermo Fisher Scientific Inc.+ ................         227,360
      215,000   Thomas & Betts Corp.+ .........................       7,819,550
       75,000   Tyco Electronics Ltd. .........................       2,574,000
                                                                  -------------
                                                                     17,745,500
                                                                  -------------

                ENERGY AND UTILITIES -- 2.7%
        5,000   Allegheny Energy Inc. .........................         252,500
       12,000   Chevron Corp. .................................       1,024,320
      172,000   ConocoPhillips ................................      13,108,120

               See accompanying notes to schedule of investments.

THE GABELLI VALUE FUND INC.
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      MARKET
    SHARES                                                             VALUE
-------------                                                     -------------
                COMMON STOCKS (CONTINUED)
                ENERGY AND UTILITIES (CONTINUED)
        5,420   Mirant Corp.+ .................................   $     197,234
      200,000   Mirant Corp., Escrow+ (a) .....................               0
      100,000   Northeast Utilities ...........................       2,454,000
       10,000   Puget Energy Inc. .............................         258,700
       40,000   Southwest Gas Corp. ...........................       1,118,400
                                                                  -------------
                                                                     18,413,274
                                                                  -------------

                ENTERTAINMENT -- 16.3%
        8,570   Chestnut Hill Ventures+ (a) ...................         241,245
      392,000   Discovery Holding Co., Cl. A+ .................       8,318,240
       60,000   Dover Motorsports Inc. ........................         369,000
    1,170,000   Gemstar-TV Guide International Inc.+ ..........       5,499,000
      315,000   Grupo Televisa SA, ADR ........................       7,635,600
      748,000   Liberty Media Corp. - Entertainment, Cl. A+ ...      16,934,720
    1,216,000   Time Warner Inc. ..............................      17,048,320
       40,000   Triple Crown Media Inc.+ ......................         111,600
    1,060,000   Viacom Inc., Cl. A+ ...........................      42,007,800
      376,000   Vivendi .......................................      14,691,906
                                                                  -------------
                                                                    112,857,431
                                                                  -------------

                ENVIRONMENTAL SERVICES -- 3.3%
      358,000   Republic Services Inc. ........................      10,467,920
      369,000   Waste Management Inc. .........................      12,383,640
                                                                  -------------
                                                                     22,851,560
                                                                  -------------
                EQUIPMENT AND SUPPLIES -- 4.2%
      210,000   CIRCOR International Inc. .....................       9,712,500
      123,000   Flowserve Corp. ...............................      12,838,740
      100,000   Gerber Scientific Inc.+ .......................         889,000
      100,000   GrafTech International Ltd.+ ..................       1,621,000
      150,000   Watts Water Technologies Inc., Cl. A ..........       4,204,500
                                                                  -------------
                                                                     29,265,740
                                                                  -------------

                FINANCIAL SERVICES -- 5.2%
      502,000   American Express Co. ..........................      21,947,440
       40,000   Ameriprise Financial Inc. .....................       2,074,000
      135,000   Citigroup Inc. ................................       2,891,700
       27,000   Deutsche Bank AG ..............................       3,052,350
       22,000   H&R Block Inc. ................................         456,720
       18,000   Interactive Brokers Group Inc., Cl. A+ ........         462,060
       29,000   Legg Mason Inc. ...............................       1,623,420
       70,000   SLM Corp.+ ....................................       1,074,500
       25,000   The Bear Stearns Companies Inc. ...............         262,250
      110,000   The Phoenix Companies Inc. ....................       1,343,100
       33,000   Wells Fargo & Co. .............................         960,300
                                                                  -------------
                                                                     36,147,840
                                                                  -------------

                FOOD AND BEVERAGE -- 6.9%
       12,000   Cadbury Schweppes plc, ADR ....................         530,640
       20,000   Constellation Brands Inc., Cl. A+ .............         353,400
       15,000   Corn Products International Inc. ..............         557,100

                                                                      MARKET
    SHARES                                                             VALUE
-------------                                                     -------------
       40,000   Davide Campari-Milano SpA .....................   $     388,058
       40,000   Del Monte Foods Co. ...........................         381,200
      208,000   Diageo plc, ADR ...............................      16,914,560
       70,000   Flowers Foods Inc. ............................       1,732,500
      210,000   Fomento Economico Mexicano
                   SAB de CV, ADR .............................       8,773,800
       70,000   General Mills Inc. ............................       4,191,600
       70,000   H.J. Heinz Co. ................................       3,287,900
       70,000   Kerry Group plc, Cl. A ........................       2,183,730
        2,000   Meiji Seika Kaisha Ltd. .......................          10,173
      105,000   PepsiAmericas Inc. ............................       2,680,650
       23,000   Pernod-Ricard SA ..............................       2,366,051
       14,000   Remy Cointreau SA .............................         941,570
       44,000   The Hershey Co. ...............................       1,657,480
       12,000   Wm. Wrigley Jr. Co. ...........................         754,080
        3,750   Wm. Wrigley Jr. Co., Cl. B ....................         233,250
                                                                  -------------
                                                                     47,937,742
                                                                  -------------

                HEALTH CARE -- 0.7%
       98,000   Advanced Medical Optics Inc.+ .................       1,989,400
        4,000   Chemed Corp. ..................................         168,800
       12,000   Covidien Ltd. .................................         531,000
      100,000   Pfizer Inc. ...................................       2,093,000
                                                                  -------------
                                                                      4,782,200
                                                                  -------------

                HOTELS AND GAMING -- 1.8%
       52,900   Dover Downs Gaming & Entertainment Inc. .......         450,179
      180,000   Gaylord Entertainment Co.+ ....................       5,452,200
      352,941   Ladbrokes plc .................................       2,180,183
       12,000   Las Vegas Sands Corp.+ ........................         883,680
       63,651   MGM Mirage+ ...................................       3,740,769
                                                                  -------------
                                                                     12,707,011
                                                                  -------------
                MACHINERY -- 1.5%
       85,000   CNH Global NV .................................       4,422,550
       69,000   Deere & Co. ...................................       5,550,360
       13,000   Zebra Technologies Corp., Cl. A+ ..............         433,160
                                                                  -------------
                                                                     10,406,070
                                                                  -------------

                MANUFACTURED HOUSING -- 0.1%
       50,000   Champion Enterprises Inc.+ ....................         501,500
                                                                  -------------

                METALS AND MINING -- 6.5%
      478,000   Barrick Gold Corp. ............................      20,769,100
      123,133   Kinross Gold Corp. ............................       2,722,471
      469,000   Newmont Mining Corp. ..........................      21,245,700
                                                                  -------------
                                                                     44,737,271
                                                                  -------------

                PUBLISHING -- 6.1%
       27,000   AH Belo Corp., Cl. A+ .........................         308,610
      142,000   Belo Corp., Cl. A .............................       1,500,940
      850,500   Media General Inc., Cl. A .....................      11,924,010
       65,000   Meredith Corp. ................................       2,486,250

               See accompanying notes to schedule of investments.

THE GABELLI VALUE FUND INC.
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      MARKET
    SHARES                                                             VALUE
-------------                                                     -------------
                COMMON STOCKS (CONTINUED)
                PUBLISHING (CONTINUED)
      710,000   News Corp., Cl. A .............................   $  13,312,500
       40,000   PRIMEDIA Inc. .................................         294,000
      300,000   The E.W. Scripps Co., Cl. A ...................      12,603,000
                                                                  -------------
                                                                     42,429,310
                                                                  -------------

                REAL ESTATE -- 0.7%
      134,300   Griffin Land & Nurseries Inc. .................       4,632,007
                                                                  -------------

                RETAIL -- 0.9%
       50,000   Ingles Markets Inc., Cl. A ....................       1,229,500
      128,000   Safeway Inc. ..................................       3,756,800
       30,000   SUPERVALU Inc. ................................         899,400
       10,000   Wal-Mart Stores Inc. ..........................         526,800
                                                                  -------------
                                                                      6,412,500
                                                                  -------------

                SPECIALTY CHEMICALS -- 1.0%
      215,000   Ferro Corp. ...................................       3,194,900
      120,000   Hercules Inc. .................................       2,194,800
        8,000   International Flavors & Fragrances Inc. .......         352,400
        4,000   Monsanto Co. ..................................         446,000
       10,000   Rohm and Haas Co. .............................         540,800
       10,000   Sensient Technologies Corp. ...................         294,900
        8,065   Tronox Inc., Cl. B ............................          31,453
                                                                  -------------
                                                                      7,055,253
                                                                  -------------

                TELECOMMUNICATIONS -- 5.0%
      645,000   Cincinnati Bell Inc.+ .........................       2,747,700
       22,000   Embarq Corp. ..................................         882,200
      150,000   Qwest Communications International Inc. .......         679,500
    1,413,000   Sprint Nextel Corp. ...........................       9,452,970
      404,000   Telephone & Data Systems Inc. .................      15,865,080
      143,000   Telephone & Data Systems Inc., Special ........       5,333,900
                                                                  -------------
                                                                     34,961,350
                                                                  -------------

                TRANSPORTATION -- 0.0%
       94,000   Grupo TMM SA, Cl. A, ADR+ .....................         188,000
                                                                  -------------

                WIRELESS COMMUNICATIONS -- 0.3%
       40,000   United States Cellular Corp.+ .................       2,200,000
                                                                  -------------
                TOTAL COMMON STOCKS ...........................     692,859,957
                                                                  -------------

                                                                      MARKET
    SHARES                                                             VALUE
-------------                                                     -------------

                WARRANTS -- 0.0%
                ENERGY AND UTILITIES -- 0.0%
       17,405   Mirant Corp., Ser. A, expire 01/03/11+ ........   $     275,869
                                                                  -------------

                TOTAL INVESTMENTS -- 100.0%
                   (Cost $452,956,658) ........................   $ 693,135,826
                                                                  =============
                Aggregate book cost ...........................   $ 452,956,658
                                                                  =============
                Gross unrealized appreciation .................   $ 274,620,533
                Gross unrealized depreciation .................     (34,441,365)
                                                                  -------------
                Net unrealized appreciation/depreciation ......   $ 240,179,168
                                                                  =============

----------
(a) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At March 31, 2008, the market value of the fair valued securities amounted to $241,245 or 0.03% of total investments.

+     Non-income producing security.

ADR   American Depositary Receipt

               See accompanying notes to schedule of investments.

THE GABELLI VALUE FUND INC.
NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC, the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

ADOPTION OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157 "FAIR VALUE MEASUREMENTS" ("SFAS 157")

On January 1, 2008, the Fund adopted SFAS 157 that clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

      o     Level 1 - quoted prices in active markets for identical securities;

      o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

      o Level 3 - significant unobservable inputs (including the Fund's determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Fund's net assets as of March 31, 2008 is as follows:

                                                             INVESTMENTS IN
                                                               SECURITIES
      VALUATION INPUTS                                       (MARKET VALUE)
      ----------------                                       --------------
      Level 1 - Quoted Prices                                 $692,894,581
      Level 3 - Significant Unobservable Inputs                    241,245
                                                              ------------
      Total                                                   $693,135,826
                                                              ============

THE GABELLI VALUE FUND INC.
NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                             INVESTMENTS IN
                                                               SECURITIES
                                                             (MARKET VALUE)
                                                             --------------
      BALANCE AS OF 12/31/07                                   $ 241,246
      Accrued discounts/premiums                                      --
      Realized gain (loss)                                            --
      Change in unrealized appreciation/depreciation                  (1)
      Net purchases (sales)                                           --
      Transfers in and/or out of Level 3                              --
                                                               ---------
      BALANCE AS OF 3/31/08                                    $ 241,245
                                                               =========

--------------------------------------------------------------------------------

GABELLI/GAMCO FUNDS AND YOUR PERSONAL PRIVACY
--------------------------------------------------------------------------------

WHO ARE WE?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC or Teton Advisors, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A SHAREHOLDER?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

--------------------------------------------------------------------------------

                  THE GABELLI VALUE FUND INC.                    LOGO
                     One Corporate Center
                   Rye, New York 10580-1422
                          800-GABELLI
                         800-422-3554
                      FAX: 914-921-5118
                   WEBSITE: WWW.GABELLI.COM
                   E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.

                      BOARD OF DIRECTORS

Mario J. Gabelli, CFA          Anthony R. Pustorino
CHAIRMAN AND CHIEF             CERTIFIED PUBLIC ACCOUNTANT,
EXECUTIVE OFFICER              PROFESSOR EMERITUS
GAMCO INVESTORS, INC.          PACE UNIVERSITY

Anthony J. Colavita            Werner J. Roeder, MD
ATTORNEY-AT-LAW                MEDICAL DIRECTOR
ANTHONY J. COLAVITA, P.C.      LAWRENCE HOSPITAL                 THE
                                                                 GABELLI
Robert J. Morrissey                                              VALUE
ATTORNEY-AT-LAW                                                  FUND
MORRISSEY, HAWKINS & LYNCH                                       INC.

                           OFFICERS

Bruce N. Alpert                Peter D. Goldstein
PRESIDENT AND SECRETARY        CHIEF COMPLIANCE OFFICER

Agnes Mullady
TREASURER

                           CUSTODIAN

               Mellon Trust of New England, N.A.

         TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

              State Street Bank and Trust Company

                         LEGAL COUNSEL

                 Willkie Farr & Gallagher LLP

                          DISTRIBUTOR

                    Gabelli & Company, Inc.

--------------------------------------------------------------
This report is submitted  for the general  information  of the shareholders  of  The  Gabelli  Value  Fund  Inc.  It  is  not
authorized for  distribution to prospective  investors  unless    FIRST QUARTER REPORT
preceded or accompanied by an effective prospectus.                     MARCH 31, 2008
--------------------------------------------------------------
GAB409Q108SR

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Value Fund Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                       May 29, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                       May 29, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer


Date                       May 29, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.